RESERVE FOR LOSSES AND LAE - Schedule of Reconciliation of the Net Incurred and Paid Claims Development (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total reinsurance recoverable on unpaid claims	$ 4,968	$ 2,915
Unallocated claims adjustment expenses	386
Other	362
Total expenses	748
Total gross liability for unpaid claims and claim adjustment expense	34,312	$ 29,889	$ 24,604	$ 22,065
Reinsurance recoverables, adverse development reinsurance agreement	1,253
Reinsurance And Insurance Segments
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	29,871
Total reinsurance recoverable on unpaid claims	3,692
Reinsurance Treaty | Casualty Insurance
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	12,458
Total reinsurance recoverable on unpaid claims	151
Reinsurance Treaty | Property Insurance
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	6,363
Total reinsurance recoverable on unpaid claims	894
Global Wholesale & Specialty | Casualty Insurance
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,927
Total reinsurance recoverable on unpaid claims	657
Global Wholesale & Specialty | Property Insurance
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	526
Total reinsurance recoverable on unpaid claims	98
Global Wholesale & Specialty | Facultative Casualty Insurance
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	1,800
Total reinsurance recoverable on unpaid claims	1
Global Wholesale & Specialty | Facultative Property Insurance
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	851
Total reinsurance recoverable on unpaid claims	7
Legacy Segment | Casualty Insurance
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	5,421
Total reinsurance recoverable on unpaid claims	1,639
Legacy Segment | Property Insurance
Short-Duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	526
Total reinsurance recoverable on unpaid claims	$ 245